IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of commitments [line items]
Credit related commitments	$ 333,713	$ 312,778
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	262,328
Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	42,429
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	14,005
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	12,675
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	170
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	2,106
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	42,449	42,113
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,085
Less than 1 month [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	36,894
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,306
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	58
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	2,106
Later than one months and not later than three months [member]
Disclosure of commitments [line items]
Credit related commitments	12,285	21,669
Later than one months and not later than three months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	7,933
Later than one months and not later than three months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,669
Later than one months and not later than three months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	1,620
Later than one months and not later than three months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10
Later than one months and not later than three months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	53
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	19,363	9,059
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,708
3 - 6 months [member] | Securities lending [member]
Disclosure of commitments [line items]
Credit related commitments	2,866
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,302
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	10,444
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	43
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	7,694	8,063
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,330
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2,094
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	266
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	9,212	5,825
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,974
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,341
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	895
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	2
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	18,338	14,784
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	16,687
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	607
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	1,044
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	50,669	50,210
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	49,954
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	689
2 - 5 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	16
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	10
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	1,924	2,979
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	1,878
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	46
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	171,779	$ 158,076
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	$ 171,779